Note 21 Effect on the divestment of the most significant sales of non current assets for sale of the bbva group reflected in the condensed consolidated statement of cash flows (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Jun. 30, 2021
Effect on the divestment of the most significant sales of non current assets for sale of the bbva group reflected in the condensed consolidated statement of cash flows [Line Items]
Consideration received satisfied in cash USA		€ 9,512
Consideration received satisfied in cash Divarian	€ 513
Consideration received satisfied in cash Paraguay	210
Other collections from non current assets and liabilities for sale	435
Total cash received from non current assets and liabilities for sale	€ 10,670